IDS Equity
                                   Select Fund

                                         1998 ANNUAL REPORT
                                        (PROSPECTUS ENCLOSED)

The goal of IDS Equity Select Fund, Inc.
is growth of capital and income. The
Fund invests primarily in moderate growth stocks that generally pay dividends.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


                                         AMERICAN
                                          EXPRESS
                                              Financial
                                              Advisors


Distributed by American Express Financial Advisors Inc.

Budding Blue Chips

When most people think of stocks, they tend to focus on the notable names in American business -- the blue chips, as they're known. But there's another group of companies that, though smaller and less well-known, boast impressive business histories. These mid-size companies, which we call "budding blue chips," are the foundation of Equity Select Fund. Often, they enjoy a dominant position in their business. For an investor, this means an opportunity to participate in the growth that's likely for these companies and the potential for rising stock prices.



IDS EQUITY SELECT FUND      (This annual report is not part of the prospectus.)

Table of Contents


1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report                            10
Financial Statements                                    11
Notes to Financial Statements                           14
Investments in Securities                               21
Federal Income Tax Information                          27


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      5p
Fees and Expenses                                     7p
Management                                            8p
Buying and Selling Shares                             8p
Valuing Fund Shares                                   8p
Investment Options                                    9p
Purchasing Shares                                    10p
Sales Charges                                        13p
Exchanging/Selling Shares                            17p
Distributions and Taxes                              21p
Personalized Shareholder
 Information                                         23p
About the Company                                    24p
Quick Telephone Reference                            26p
Financial Highlights                                 27p


(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them.

Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


(signature of) W.R. Pearce
William R. Pearce



From the Portfolio Manager

(picture of) Betty J. Tebault
Betty J. Tebault
Portfolio manager

IDS Equity Select Fund had a productive fiscal year, although its gain was substantially reduced by a sharp downturn in the U.S. stock market late in the period. For the 12 months -- December 1997 through November 1998 -- investors in the Fund's Class A shares realized a total return of 9.96%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1997 and reduced the Fund's net asset value by the same amount at that time.)

The period began with considerable uncertainty, as investors tried to sort out the potential longer-term effects of a meltdown in Asian financial markets that had taken place only weeks earlier. By February, though, they evidently had decided that the U.S. companies would weather the storm relatively well, and, with support from ongoing reports of subdued inflation and a growing economy, they sent stocks soaring through March.

The environment changed dramatically in mid-summer, however. By that time, the "Asian flu" had made its way to Russia and Latin America, re-igniting fear that American companies' profits would decline as a result of reduced overseas revenues. Investors reacted to this development with wholesale stock-selling that drove the market down by nearly 20% through late September. The fiscal year did end on a positive note, though, as stocks rebounded strongly in the following two months, thanks chiefly to three interest-rate cuts by the Federal Reserve.

LARGE-CAPS LEAD
Carrying on the tradition of recent years, large-capitalization stocks remained at the forefront of the market's advances, a reflection of investors' preference for the more-predictable earnings patterns and liquidity of large-cap issues. For the Fund, this continued to be a mixed blessing, as its portfolio contained a blend of large- and small/mid-cap stocks. Overall, the smaller issues, while they made a positive contribution to performance, simply couldn't keep pace with their bigger brethren. In addition, because of recent market conditions, it became increasingly difficult to find small- and mid-cap stocks that pay dividends.

Most productive for the Fund were its holdings among pharmaceutical, retailing, grocery, insurance, telecommunications and brokerage stocks, with large-cap names such as General Electric, Gillette, Coca-Cola, Travelers, Carnival Cruise Lines and Federated Department Stores registering some of the greatest gains. Technology, another fairly substantial area of investment for the Fund, proved to be a mixed bag. Although several holdings performed well overall, steep drops in a few stocks negated much of those gains. I increased the technology exposure in the latter part of the year, taking advantage of low prices on some high-quality stocks.

As we begin a new fiscal year, the biggest question confronting the stock market is how strong corporate profits will be. In light of that, I have concentrated the portfolio in a diverse mix of companies that appear best able to produce solid profit growth and whose stock prices still offer reasonably good investment value.


(signature of)
Betty J. Tebault

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                       $14.59
Nov. 30, 1997                                                       $15.76
Decrease                                                            $ 1.17

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                         $ 0.09
From capital gains                                                  $ 2.40
Total distribution                                                  $ 2.49

Total return*                                                       +9.96%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                       $14.34
Nov. 30, 1997                                                       $15.60
Decrease                                                            $ 1.26

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                         $ 0.06
From capital gains                                                  $ 2.40
Total distribution                                                  $ 2.46

Total return*                                                       +9.12%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                       $14.60
Nov. 30, 1997                                                       $15.77
Decrease                                                            $ 1.17

Distributions -- Dec. 1, 1997 - Nov. 30, 1998
From income                                                         $ 0.10
From capital gains                                                  $ 2.40
Total distribution                                                  $ 2.50

Total return*                                                      +10.03%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.


IDS EQUITY SELECT FUND      (This annual report is not part of the prospectus.)

The 10 Largest Holdings


                                      Percent                    Value
                               (of net assets)    (as of Nov. 30, 1998)
 Tyco Intl                              4.97%              $55,881,393
 Immunex                                3.28                36,849,999
 Safeway                                2.87                32,215,624
 Estee Lauder Cl A                      2.17                24,357,781
 Arterial Vascular Engineering          2.13                23,948,749
 Cisco Systems                          2.11                23,743,124
 Martin Marietta Materials              1.96                22,062,650
 Rite Aid                               1.94                21,810,163
 ACE                                    1.92                21,600,000
 Fort James                             1.76                19,758,125

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart
                                    The 10 holdings listed here
                                    make up 25.11% of net assets


(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


IDS EQUITY SELECT FUND       (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

                    How $10,000 has grown in IDS Equity Select Fund

$50,000
                                    S&P 500 Index
$40,000

$30,000
                                                                       $41,283
$20,000                                                                 Equity
                                                                   Select Fund
$10,000                            Lipper Growth & Income              Class A
$9,500                                         Fund Index
     '88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

 Average annual total return (as of Nov. 30, 1998)

              1 year         Since            5 years       10 years
                          inception*
 Class A      +4.46%             --%          +15.03%        +15.23%
 Class B      +5.44%        +20.99%               --%            --%
 Class Y      +10.03%       +22.49%               --%            --%

*Inception date was March 20, 1995.

Assumes: Holding period from 12/1/88 to 11/30/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $24,145. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total returncompared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Growth & Income Fund Index. In comparing Equity Select Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Growth & Income Fund Index, an unmanaged index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT -- 1998

The financial statements contained in Post-Effective Amendment #88 to Registration Statement No. 2-13188 filed on or about January 26, 1999, are incorporated herein by reference.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Equity Select Fund, Inc.
Fiscal year ended Nov. 30, 1998

Class A

Income  distributions  taxable  as  dividend  income,   100.00%  qualifying  for
deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.07520
March 27, 1998                                                   0.01053
June 26, 1998                                                    0.00510
Sept. 25, 1998                                                   0.00322
Total                                                           $0.09405

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $2.39599
Total distributions                                             $2.49004

The distribution of $2.47119 per share, payable Dec. 29, 1997, consisted of $0.01375 derived from net investment income, $0.06145 from net short-term capital gains (a total of $0.07520 taxable as dividend income) and $2.39599 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% -- $1.48456 and 20% -- $0.91143.

(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998

Class B

Income  distribution   taxable  as  dividend  income,   100.00%  qualifying  for
deductions by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.06145

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 29, 1997                                                   $2.39599
Total distributions                                             $2.45744

The distribution of $2.45744 per share, payable Dec. 29, 1997, consisted of $0.06145 derived from net short-term capital gains and $2.39599 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% -- $1.48456 and 20% -- $0.91143.


IDS EQUITY SELECT FUND       (This annual report is not part of the prospectus.)

Class Y

Income  distributions  taxable  as  dividend  income,   100.00%  qualifying  for
deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.07806
March 27, 1998                                                   0.01337
June 26, 1998                                                    0.00804
Sept. 25, 1998                                                   0.00577
Total                                                           $0.10524

Capital gain distribution taxable as long-term capital gain.


Payable date                                                   Per share

Dec. 29, 1997                                                   $2.39599
Total distributions                                             $2.50123

The distribution of $2.47405 per share, payable Dec. 29, 1997, consisted of $0.01661 derived from net investment income, $0.06145 from net short-term capital gains (a total of $0.07806 taxable as dividend income) and $2.39599 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% -- $1.48456 and 20% -- $0.91143.

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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                                   AMERICAN
                                   EXPRESS
IDS Equity Select Fund                  Financial
IDS Tower 10                            Advisors
Minneapolis, MN 55440-0010
                                                                S-6426 N (1/99)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.